UNITED STATES
SECURITIES AND EXCHANGE COMMISSION	OMB APPROVAL
Washington, DC 20549	OMB Number: 3235-0578
Expires: February 28, 2006
FORM N-Q	Estimated average burden
hours per response: 20.0
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21284

Registrant Name: Nicholas-Applegate Convertible & Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 2/28/06

Date of Reporting Period: 11/30/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—42.2%
	Apparel—0.9%
	Levi Strauss & Co.,
$ 2,000	9.75%, 1/15/15	Caa2/B-	$2,080,000
7,055	12.25%, 12/15/12	Caa2/B-	7,883,962
3,085	Phillips-Van Heusen Corp., 8.125%, 5/1/13	B1/BB	3,254,675
580	Warnaco, Inc., 8.875%, 6/15/13	B1/BB-	627,850

			13,846,487

	Automotive—0.8%
3,335	Goodyear Tire & Rubber Co., 11.00%, 3/1/11, Ser. AI (a)	B3/NR	3,710,187
11,543	HLI Operating Co., Inc., 10.50%, 6/15/10	Caa3/B-	9,003,540

			12,713,727

	Chemicals—4.1%
5,713	Huntsman LLC, 11.625%, 10/15/10	Ba3/BB-	6,491,396
13,590	IMC Global, Inc., 11.25%, 6/1/11	Ba3/BB	14,745,150
	Lyondell Chemical Co.,
3,120	9.625%, 5/1/07, Ser. A	B1/BB-	3,268,200
5,115	10.875%, 5/1/09	B3/B	5,319,600
5,435	11.125%, 7/15/12	B1/BB-	6,114,375
5,125	PolyOne Corp., 10.625%, 5/15/10	B3/B+	5,278,750
12,450	Resolution Performance Products LLC, 13.50%, 11/15/10	Caa2/B-	13,150,313
7,440	Rhodia S.A., 10.25%, 6/1/10	B3/CCC+	8,202,600

			62,570,384

	Commercial Services—1.1%
11,990	Integrated Electrical Services, Inc., 9.375%, 2/1/09, Ser. C	Caa3/C	6,294,750
10,005	Vertrue, Inc., 9.25%, 4/1/14	B2/B	10,305,150

			16,599,900

	Electric—3.2%
13,025	AES Corp., 9.50%, 6/1/09	B1/B-	14,034,438
12,750	Mission Energy Holdings Co., 13.50%, 7/15/08	B2/CCC+	14,821,875
11,755	PSEG Energy Holdings LLC, 10.00%, 10/1/09	Ba3/BB-	12,901,112
7,180	Reliant Energy, Inc., 9.50%, 7/15/13	B1/B+	7,323,600

			49,081,025

	Electronics—2.2%
9,095	IMAX Corp., 9.625%, 12/1/10	B3/B-	9,595,225
10,100	Sanmina-SCI Corp., 10.375%, 1/15/10	Ba2/BB-	11,034,250
12,400	Stoneridge, Inc., 11.50%, 5/1/12	B1/B+	12,772,000

			33,401,475

	Environmental Control—0.8%
10,495	Aleris International, Inc., 10.375%, 10/15/10	B2/B+	11,478,906

	Financial Services—1.3%
11,080	Alamosa Delaware, Inc., 11.00%, 7/31/10	Caa1/CCC+	12,575,800
6,245	AMR Holdings Co., 10.00%, 2/15/15 (a)	Caa1/B-	6,588,475
1,000	Medcath Holdings Corp., 9.875%, 7/15/12	Caa1/B-	1,065,000

			20,229,275

	Food Products—0.8%
11,645	Pilgrim's Pride Corp., 9.625%, 9/15/11	Ba2/BB-	12,314,588

	Healthcare—0.6%
5,730	Alliance Imaging, Inc., 7.25%, 12/15/12	B3/B-	4,813,200
3,941	Hanger Orthopedic Group, Inc., 11.25%, 6/15/09	NR/CCC+	3,970,557

			8,783,757

	Home Builders—1.6%
12,325	Ryland Group, Inc., 9.125%, 6/15/11	Ba2/BB+	13,067,470
11,620	William Lyon Homes, Inc., 10.75%, 4/1/13	B2/B	11,968,600

			25,036,070

	Household Products—1.7%
10,290	Central Garden & Pet Co., 9.125%, 2/1/13	B1/B+	10,830,225
13,910	Jarden Corp., 9.75%, 5/1/12	B3/B-	14,327,300

			25,157,525

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Iron/Steel—1.9%
$ 7,710	AK Steel Corp., 7.875%, 2/15/09	B1/B+	$7,363,050
6,040	Oregon Steel Mills, Inc., 10.00%, 7/15/09	Ba3/B+	6,477,900
14,170	United States Steel Corp., 10.75%, 8/1/08	Ba2/BB	15,640,138

			29,481,088

	Leisure—0.5%
7,295	Equinox Holdings, Inc., 9.00%, 12/15/09	B3/B-	7,495,612

	Lodging—0.7%
10,500	Mandalay Resort Group, Inc., 10.25%, 8/1/07, Ser. B	Ba3/B+	11,208,750

	Machinery—1.0%
14,940	Case New Holland, Inc., 9.25%, 8/1/11	Ba3/BB-	15,836,400

	Metals & Mining—0.8%
11,665	Freeport-McMoRan Copper & Gold, Inc., 10.125%, 2/1/10	B1/B+	12,773,175

	Miscellaneous—2.3%
35,170	Dow Jones CDX High Yield, 10.50%, 12/29/09 (a)(b)	NR/NR	34,290,750

	Multi-Media—3.9%
12,870	CCH I LLC, 11.00%, 10/1/15 (a)	Caa3/CCC-	11,036,025
2,715	CSC Holdings, Inc., 10.50%, 5/15/16	B2/B+	2,911,838
5,700	Lodgenet Entertainment Corp., 9.50%, 6/15/13	B3/B-	6,213,000
9,340	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	10,040,500
6,665	Salem Communications Holding Corp., 9.00%, 7/1/11, Ser. B	B2/B-	7,031,575
8,140	Sirius Satellite Radio, Inc., 9.625%, 8/1/13 (a)	Caa1/CCC	7,956,850
11,911	XM Satellite Radio, Inc., 12.00%, 6/15/10	Caa1/CCC+	13,399,875

			58,589,663

	Office/Business Equipment—0.4%
5,565	Xerox Corp., 9.75%, 1/15/09	Ba2/BB-	6,163,238

	Office Furnishings—1.1%
	Interface, Inc.,
5,375	9.50%, 2/1/14	Caa1/CCC	5,375,000
6,490	10.375%, 2/1/10	B2/B-	6,976,750
3,791	Tempur-Pedic, Inc., 10.25%, 8/15/10	B2/B	4,080,064

			16,431,814

	Oil & Gas— 1.1%
10,500	Petroleum Geo-Services ASA, 10.00%, 11/5/10	B1/B+	11,891,250
5,000	Seitel, Inc., 11.75%, 7/15/11	B3/NR	5,525,000

			17,416,250

	Paper Products—1.1%
5,096	Buckeye Technologies, Inc., 9.25%, 9/15/08	Caa1/B	5,096,000
9,935	Georgia-Pacific Corp., 9.375%, 2/1/13	Ba1/BB+	11,139,619

			16,235,619

	Pharmaceuticals—0.7%
10,955	Leiner Health Products Corp., 11.00%, 6/1/12	Caa1/CCC+	10,188,150

	Pipelines—1.2%
4,275	Dynegy Holdings, Inc., 10.125%, 7/15/13 (a)	B3/B-	4,788,000
13,330	Sonat, Inc., 7.625%, 7/15/11	Caa1/B-	13,296,675

			18,084,675

	Real Estate—0.2%
2,715	Host Marriot L.P., 9.50%, 1/15/07, Ser. I, REIT	Ba2/BB-	2,830,388

	Retail—3.4%
5,420	EPL Finance Corp., 11.75%, 11/15/13 (a)	Caa1/CCC+	5,365,800
3,250	GSC Holdings Corp., 8.00%, 10/1/12 (a)	Ba3/B+	3,136,250
4,240	Mothers Work, Inc., 11.25%, 8/1/10	Caa1/B-	4,006,800
8,675	Neiman-Marcus Group, Inc., 10.375%, 10/15/15 (a)	B3/B-	8,772,594
10,000	R.H. Donnelley, Inc., 10.875%, 12/15/12	B2/B+	11,325,000
13,575	Rite Aid Corp., 12.50%, 9/15/06	NR/B+	14,185,875
5,085	United Auto Group, Inc., 9.625%, 3/15/12	B3/B	5,262,975

			52,055,294

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Semi-Conductors—0.8%
$ 9,085	Amkor Technology, Inc., 10.50%, 5/1/09	Caa3/CCC	$8,199,212
3,795	Avago Technologies Finance, 10.125%, 12/1/13 (a)	B3/B	3,870,900

			12,070,112

	Telecommunications—2.0%
7,000	Hawaiian Telcom Communications, Inc., 12.50%, 5/1/15 (a)	Caa1/B-	6,160,000
13,800	Millicom International Cellular S.A., 10.00%, 12/1/13	B3/B-	14,265,750
8,860	Time Warner Telecom, Inc., 10.125%, 2/1/11	Caa1/CCC+	9,258,700

			29,684,450

	Total Corporate Bonds & Notes (cost-$649,226,721)		642,048,547

CONVERTIBLE BONDS & NOTES—32.2%
	Aerospace—0.2%
2,000	GenCorp, Inc., 4.00%, 1/16/24	Caa2/B	2,607,500

	Airlines—1.2%
20,572	Continental Airlines, Inc., 4.50%, 2/1/07	Caa2/CCC+	18,926,240

	Auto Parts & Equipment—1.2%
11,900	Goodyear Tire & Rubber Co., 4.00%, 6/15/34 (a)	B3/B-	18,415,250

	Chemicals—0.9%
6,760	Millennium Chemicals, Inc., 4.00%, 11/15/23	B1/BB-	13,359,450

	Commercial Services—3.0%
9,100	Bowne & Co., Inc., 5.00%, 10/1/33	B2/B-	9,850,750
20,614	Quebecor World USA, Inc., 6.00%, 10/1/07	Ba3/B+	20,768,605
13,440	Vertrue, Inc., 5.50%, 10/1/10	NR/B-	14,750,400

			45,369,755

	Computers—1.1%
17,400	Maxtor Corp., 6.80%, 4/30/10	B2/NR	16,769,250

	Electric—1.1%
6,075	PG&E Corp., 9.50%, 6/30/10	NR/NR	16,934,063

	Electrical Components & Equipment—0.6%
7,250	Artesyn Technologies, Inc., 5.50%, 8/15/10	NR/NR	10,095,625

	Financial Services—1.2%
18,800	E*Trade Financial Corp., 6.00%, 2/1/07	NR/B-	19,082,000

	Household Products—0.9%
7,300	American Greetings Corp., 7.00%, 7/15/06	Ba2/BB+	13,979,500

	Metals & Mining—1.5%
12,600	Freeport-McMoRan Copper & Gold, Inc., 7.00%, 2/11/11	NR/B+	22,191,750

	Multi-Media—1.3%
20,995	EchoStar Communications Corp., 5.75%, 5/15/08	B2/B	20,548,856

	Oil & Gas—1.1%
14,100	Devon Energy Corp., 4.95%, 8/15/08	Baa2/BBB	16,426,500

	Pharmaceuticals—2.4%
9,650	Ligand Pharmaceuticals, Inc., 6.00%, 11/16/07	NR/NR	15,234,938
20,950	Sepracor, Inc., 5.00%, 2/15/07	NR/CCC+	20,845,250

			36,080,188

	Real Estate—0.6%
8,500	Capital Automotive, 6.00%, 5/15/24, REIT	NR/NR	9,296,875

	Retail—2.0%
6,105	Guitar Center, Inc., 4.00%, 7/15/13	B1/BB-	9,561,956
21,008	Sonic Automotive, Inc., 5.25%, 5/7/09	B3/B	20,614,100

			30,176,056

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Semi-Conductors—2.5%
$ 15,900	Advanced Micro Devices, Inc., 4.75%, 2/1/22 (c)	B3/B-	$18,543,375
	Amkor Technology, Inc.,
2,363	5.00%, 3/15/07	Caa3/CCC	2,162,145
17,379	5.75%, 6/1/06	Caa3/CCC	17,183,486

			37,889,006

	Telecommunications—7.0%
19,000	American Tower Corp., 5.00%, 2/15/10	B1/BB-	19,000,000
15,900	CenturyTel, Inc., 4.75%, 8/1/32	Baa2/BBB+	16,237,875
7,090	Crown Castle International, Inc., 4.00%, 7/15/10	NR/NR	18,239,025
19,800	Lucent Technologies, Inc., 8.00%, 8/1/31	B3/CCC+	20,196,000
20,500	Nextel Communications, Inc., 5.25%, 1/15/10	Baa2/A-	20,653,750
12,345	Nortel Networks Corp., 4.25%, 9/1/08	B3/B-	11,635,162

			105,961,812

	Transportation—0.9%
9,150	Yellow Roadway Corp., 5.00%, 8/8/23	Ba1/BBB-	13,976,625

	Trucking/Leasing—1.5%
18,500	GATX Corp., 7.50%, 2/1/07	Baa3/BBB-	22,500,625

	Total Convertible Bonds & Notes (cost-$478,106,256)		490,586,926

CONVERTIBLE PREFERRED STOCK—19.4%
Shares
(000)

	Automotive—0.6%
284	Ford Motor Co. Capital Trust II, 6.50%, 1/15/32	Ba2/B+	8,758,652

	Banking—1.1%
322	Washington Mutual Capital Trust, 5.375%, 5/3/41	Baa1/BBB	17,063,928

	Commercial Services—1.4%
495	United Rentals Trust I, 6.50%, 8/1/28	Caa2/B	20,356,875

	Electric—2.7%
447	AES Trust III, 6.75%, 10/15/29	B3/CCC+	20,463,440
315	FPL Group, Inc., 8.00%, 2/16/06	NR/A-	19,963,579

			40,427,019

	Financial Services—0.2%
100	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (c)	Aa1/AA-	3,324,800

	Food—1.1%
747	Albertson's, Inc., 7.25%, 5/16/07	Baa3/BBB-	17,421,894

	Holding Companies—1.2%
178	Williams Cos., Inc., 5.50%, 6/1/33	NR/B-	18,559,200

	Insurance—3.8%
460	Genworth Financial, Inc., 6.00%, 5/16/07	A2/A	17,503,000
137	Metlife, Inc., 6.375%, 8/15/08, Ser. B	NR/BBB+	3,901,418
765	PMI Group, Inc., 5.875, 11/15/06	A1/A	18,895,500
782	XL Capital Ltd, 6.50%, 5/15/07	A3/A-	17,258,740

			57,558,658

	Iron/Steel—0.5%
46	U.S. Steel Corp., 7.00%, 6/15/06, Ser. B	NR/B	7,007,375

	Office/Business Equipment—1.1%
137	Xerox Corp., 6.25%, 7/1/06	B1/B-	16,511,760

Nicholas-Applegate Convertible & Income Fund Schedule of Investments
November 30, 2005 (unaudited)

Shares		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Oil & Gas—3.4%
190	Amerada Hess Corp., 7.00%, 12/01/06	Ba3/BB	$19,769,500
104	Chesapeake Energy Corp., 5.00%, 12/31/49	B2/B	18,760,019
403	ONEOK, Inc., 8.50%, 2/16/06	Baa2/BBB	13,447,525

			51,977,054

	Pharmaceuticals—1.7%
521	Schering-Plough Corp., 6.00%, 9/14/07	Baa3/BBB	26,456,640

	Telecommunications—0.6%
175	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	9,537,500

	Total Convertible Preferred Stock (cost-$276,258,723)		294,961,345

U.S. GOVERNMENT SECURITIES—2.5%
Principal
Amount
(000)

	United States Treasury Notes,
$ 16,275	10.375%, 11/15/12		18,074,152
16,275	12.00%, 8/15/13		19,398,417

	Total U.S Government Securities (cost-$38,152,062)		37,472,569

COMMON STOCK—1.0%
Shares
(000)

	Insurance—1.0%
498	Platinum Underwriters Holdings Ltd. (cost-$15,661,118)		15,184,066

SHORT-TERM INVESTMENTS—2.7%
Principal
Amount
(000)

	Time Deposits—2.7%
$ 40,328	Bank of America, 3.49%, due 12/01/05		40,327,857
1,091	HSBC Bank, 3.49%, due 12/01/05		1,091,288

	Total Short-Term Investments (cost-$41,419,145)		41,419,145

	Total Investments (cost-$1,498,824,025)—100%		$1,521,672,598

Notes to Schedule of Investments

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Credit-linked trust certificate.

(c)	Variable rate security. Interest rate disclosed reflects the rate in effect on November 30, 2005.

Glossary:
NR – Not Rated
REIT – Real Estate Investment Trust

Other Investments:

Interest rate cap agreements outstanding at November 30, 2005:

	Notional				Unrealized
	Amount	Termination		Payment received	Appreciation
Counterparty	(000)	Date	Premium	by Fund	(Depreciation)

UBS AG	$525,000	1/15/06	$5,131,875	1 month LIBOR-BBA
				over 2% strike price	$(2,454,315)
UBS AG	525,000	1/15/08	15,041,250	1 month LIBOR-BBA
				over 3% strike price	3,234,750

					$ 780,435

LIBOR—London Interbank Offered Rate

Item 2.  Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

        (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Convertible & Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 25, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 25, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 25, 2006